COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Commissions and fees revenues
The following table presents Commissions and fees revenue:

In millions of dollars	2016	2015	2014
Investment banking	$2,847	$3,423	$3,687
Trading-related	2,219	2,345	2,503
Trade and securities services	1,564	1,735	1,871
Credit cards and bank cards	1,324	1,786	2,227
Other consumer(1)	659	685	885
Corporate finance(2)	686	493	531
Checking-related	467	497	531
Loan servicing	325	404	380
Other	430	480	417
Total commissions and fees	$10,521	$11,848	$13,032

(1)	Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)	Consists primarily of fees earned from structuring and underwriting loan syndications.